UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-21901

Exact name of registrant as specified in charter:	Aberdeen Global Dynamic Dividend Fund

Address of principal executive offices:	1735 Market Street, 32nd Floor
Philadelphia, PA 19103

Name and address of agent for service:	Ms. Andrea Melia
Aberdeen Asset Management Inc.
1735 Market Street, 32nd Floor
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	800-522-5465

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2018

Item 1. Schedule of Investments - The schedule of investments for the three-month period ended July 31, 2018 is filed herewith.

Portfolio of Investments (unaudited)

As of July 31, 2018

	Shares	Value
LONG-TERM INVESTMENTS (96.8%)

COMMON STOCKS (94.6%)

BRAZIL (1.3%)

Industrials (1.3%)

CCR SA	220,000	$617,217
Cosan Logistica SA(a)	485,000	1,330,962
		1,948,179
CANADA (2.3%)

Energy (1.1%)

Enbridge, Inc.	45,500	1,612,065

Industrials (1.2%)
Canadian Pacific Railway Ltd.	8,700	1,725,558
		3,337,623
CHINA (1.8%)

Financials (0.8%)

China Construction Bank Corp., Class H(b)	1,207,000	1,103,539

Industrials (1.0%)

China Railway Construction Corp. Ltd., Class H(b)	728,000	879,416
CRRC Corp. Ltd., Class H(b)	693,650	609,979
		1,489,395
		2,592,934
FINLAND (2.5%)

Information Technology (0.8%)

Nokia OYJ(b)	212,000	1,150,663

Materials (1.7%)

Stora Enso OYJ, R Shares(b)	85,300	1,407,656
UPM-Kymmene OYJ(b)	32,000	1,135,124
		2,542,780
		3,693,443
FRANCE (3.3%)

Energy (1.0%)

TOTAL SA, ADR	23,500	1,533,375

Industrials (1.3%)

Alstom SA(b)	19,500	874,223
Bouygues SA(b)	23,200	1,018,815
		1,893,038

Utilities (1.0%)

Veolia Environnement SA(b)	64,400	1,469,528
		4,895,941

See Notes to Portfolio of Investments.

Portfolio of Investments (unaudited) (continued)

As of July 31, 2018

GERMANY (3.4%)

Financials (1.7%)

Allianz SE(b)	4,800	$1,062,021
Deutsche Boerse AG(b)	10,700	1,410,115
		2,472,136

Health Care (1.0%)

Bayer AG(b)	13,200	1,469,518

Materials (0.7%)

Symrise AG(b)	12,100	1,093,704
		5,035,358
ITALY (2.7%)

Financials (1.5%)

Intesa Sanpaolo SpA(b)	408,500	1,251,904
Mediobanca Banca di Credito Finanziario SpA(b)	93,800	971,266
		2,223,170

Telecommunication Services (1.2%)

Ei Towers SpA(b)	25,000	1,664,667
		3,887,837
JAPAN (3.6%)

Financials (1.0%)

Mitsubishi UFJ Financial Group, Inc.(b)	231,200	1,418,843

Industrials (0.8%)

Japan Airlines Co. Ltd.(b)	33,400	1,232,942

Real Estate (1.8%)

LaSalle Logiport REIT(b)	1,350	1,331,209
Mitsui Fudosan Co. Ltd., REIT(b)	54,500	1,303,189
		2,634,398
JERSEY (1.0%)

Materials (1.0%)

Randgold Resources Ltd., ADR	19,700	1,454,845
LUXEMBOURG (0.9%)

Materials (0.9%)

ArcelorMittal	42,200	1,344,070
MEXICO (1.2%)

Utilities (1.2%)

Infraestructura Energetica Nova SAB de CV	357,600	1,750,034
PORTUGAL (0.8%)

Consumer Discretionary (0.8%)

NOS SGPS SA(b)	202,737	1,180,865

See Notes to Portfolio of Investments.

Portfolio of Investments (unaudited) (continued)

As of July 31, 2018

SOUTH KOREA (2.2%)

Information Technology (1.2%)

Samsung Electronics Co. Ltd.(b)	21,250	$882,092
SK Hynix, Inc.(b)	10,700	827,007
		1,709,099

Materials (1.0%)

LG Chem Ltd.(b)	4,500	1,513,455
		3,222,554
SPAIN (2.1%)

Financials (0.9%)

Banco Bilbao Vizcaya Argentaria SA(b)	180,400	1,321,548

Industrials (1.2%)

Ferrovial SA(b)	85,500	1,764,804
		3,086,352
SWEDEN (2.2%)

Consumer Staples (1.1%)

Essity AB, Class B(b)	66,000	1,650,957

Financials (0.6%)

Swedbank AB, A Shares(b)	38,800	917,515

Industrials (0.5%)

SKF AB, B Shares(b)	34,000	698,033
		3,266,505
SWITZERLAND (3.4%)

Consumer Staples (1.0%)

Nestle SA(b)	18,000	1,466,880

Financials (1.0%)

UBS Group AG(b)	94,700	1,556,531

Health Care (1.4%)

Novartis AG, ADR	24,100	2,021,990
		5,045,401
UNITED KINGDOM (5.2%)

Consumer Staples (1.0%)

Nomad Foods Ltd.	72,400	1,375,600

Energy (1.1%)

BP PLC, ADR	36,600	1,650,294

Industrials (0.9%)

Melrose Industries PLC(b)	485,466	1,373,699

See Notes to Portfolio of Investments.

Portfolio of Investments (unaudited) (continued)

As of July 31, 2018

Telecommunication Services (2.2%)

BT Group PLC(b)	203,517	$622,576
BT Group PLC, ADR	28,023	430,433
Vodafone Group PLC(b)	863,000	2,108,275
		3,161,284
		7,560,877
UNITED STATES (54.7%)

Consumer Discretionary (10.2%)

Altice USA, Inc., Class A	55,100	943,863
Aptiv PLC	16,500	1,618,155
Carter’s, Inc.	10,100	1,058,783
Comcast Corp., Class A	37,000	1,323,860
Dollar General Corp.	13,900	1,364,285
Lennar Corp., Class A	28,800	1,505,376
Lowe’s Cos., Inc.	15,600	1,549,704
MGM Resorts International	29,400	922,278
Newell Brands, Inc.	27,000	707,130
Target Corp.	11,500	927,820
TJX Cos., Inc. (The)	19,100	1,857,666
Whirlpool Corp.	9,100	1,193,010
		14,971,930

Consumer Staples (1.6%)

Keurig Dr Pepper, Inc.	38,800	931,588
Kraft Heinz Co. (The)	22,400	1,349,600
		2,281,188

Energy (3.7%)

Andeavor	5,400	810,324
EOG Resources, Inc.	7,300	941,262
Helmerich & Payne, Inc.	11,900	730,065
Kinder Morgan, Inc.	76,500	1,360,170
Schlumberger Ltd.	22,700	1,532,704
		5,374,525

Financials (10.2%)

American International Group, Inc.	26,200	1,446,502
Ares Capital Corp.	87,500	1,474,375
Bank of America Corp.	54,400	1,679,872
Blackstone Group LP (The)	33,500	1,169,820
BrightSphere Investment Group PLC	45,700	651,225
Citigroup, Inc.	20,700	1,488,123
Citizens Financial Group, Inc.	35,700	1,420,146
Discover Financial Services	20,300	1,449,623
Evercore, Inc., Class A	12,800	1,446,400
PNC Financial Services Group, Inc. (The)	10,000	1,448,300
Wells Fargo & Co.	20,800	1,191,632
		14,866,018

Health Care (8.5%)

Aetna, Inc.	9,100	1,714,349
Allergan PLC	8,300	1,527,947
Medtronic PLC	15,600	1,407,588
Pfizer, Inc.	29,200	1,165,956

See Notes to Portfolio of Investments.

Portfolio of Investments (unaudited) (continued)

As of July 31, 2018

Shire PLC, ADR	10,000	$1,706,100
Thermo Fisher Scientific, Inc.	7,600	1,782,428
UnitedHealth Group, Inc.	6,600	1,671,252
Universal Health Services, Inc., Class B	12,600	1,538,460
		12,514,080

Industrials (4.3%)

Delta Air Lines, Inc.	38,700	2,106,054
FedEx Corp.	6,700	1,647,329
Raytheon Co.	3,900	772,317
Snap-on, Inc.	10,500	1,780,695
		6,306,395

Information Technology (11.1%)

Alphabet, Inc., Class C	1,200	1,460,712
Apple, Inc.	15,300	2,911,437
Applied Materials, Inc.	27,300	1,327,599
Broadcom, Inc.	8,300	1,840,691
Cisco Systems, Inc.	33,300	1,408,257
Intel Corp.	44,100	2,121,210
Leidos Holdings, Inc.	27,000	1,847,340
Microsoft Corp.	12,500	1,326,000
TE Connectivity Ltd.	15,500	1,450,335
Western Digital Corp.	8,500	596,275
		16,289,856

Real Estate (1.9%)

CyrusOne, Inc., REIT	20,000	1,238,400
GEO Group, Inc. (The), REIT	58,000	1,501,040
		2,739,440

Utilities (3.2%)

CMS Energy Corp.	19,500	942,630
FirstEnergy Corp.	23,000	814,890
NextEra Energy, Inc.	10,200	1,708,908
NRG Yield, Inc., Class A	40,800	753,984
Pattern Energy Group, Inc., Class A	28,400	527,388
		4,747,800
		80,091,232
Total Common Stocks		138,680,233
EXCHANGE-TRADED FUNDS (2.2%)

UNITED STATES (2.2%)
iShares Nasdaq Biotechnology ETF	13,800	1,607,562
SPDR S&P Oil & Gas Exploration & Production ETF	35,500	1,527,210
		3,134,772
Total Exchange-Traded Funds		3,134,772
Total Long-Term Investments—96.8% (cost $118,060,692)		141,815,005

See Notes to Portfolio of Investments.

Portfolio of Investments (unaudited) (concluded)

As of July 31, 2018

Shares	Description	Value (US$)
SHORT-TERM INVESTMENT—2.1%

UNITED STATES—2.1%
$3,093,423	State Street Institutional U.S. Government Money Market Fund, Institutional Class, 1.48%(c)	$3,093,423
	Total Short-Term Investment—2.1% (cost $3,093,423)	3,093,423
	Total Investments—98.9% (cost $121,154,115)	144,908,428
	Other Assets in Excess of Liabilities—1.1%	1,656,478
	Net Assets—100.0%	$146,564,906

(a)	Non-income producing security.
(b)	Fair Values are determined pursuant to procedures approved by the Fund’s Board of Directors. Unless otherwise noted, securities are valued by applying valuation factors to the exchange traded price. See Note (a) of the accompanying Notes to Portfolio of Investments.
(c)	Registered investment company advised by State Street Global Advisors. The rate shown is the 7 day yield as of July 31, 2018.

ADR	American Depositary Receipt
ETF	Exchange-Traded Fund
PLC	Public Limited Company
REIT	Real Estate Investment Trust

At July 31, 2018, the Fund’s open forward foreign currency exchange contracts were as follows:

Sale Contracts Settlement Date	Counterparty	Amount Purchased		Amount Sold		Fair Value	Unrealized Appreciation

United States Dollar/Euro
10/11/2018	State Street Bank and Trust	USD	3,187,671	EUR	2,700,000	$3,173,766	$13,905

See Notes to Portfolio of Investments.

Notes to Portfolio of Investments (unaudited)

July 31, 2018

Summary of Significant Accounting Policies

a. Security Valuation:

The Fund values its securities at current market value or fair value, consistent with regulatory requirements. “Fair value” is defined in the Fund’s Valuation and Liquidity Procedures as the price that could be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants without a compulsion to transact at the measurement date.

Equity securities that are traded on an exchange are valued at the last quoted sale price on the principal exchange on which the security is traded at the “Valuation Time” subject to application, when appropriate, of the valuation factors described in the paragraph below. Under normal circumstances, the Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern Time). In the absence of a sale price, the security is valued at the mean of the bid/ask price quoted at the close on the principal exchange on which the security is traded. Securities traded on NASDAQ are valued at the NASDAQ official closing price. Closed-end funds and exchange-traded funds (“ETFs”) are valued at the market price of the security at the Valuation Time. A security using any of these pricing methodologies is determined to be a Level 1 investment.

Foreign equity securities that are traded on foreign exchanges that close prior to the Valuation Time are valued by applying valuation factors to the last sale price or the mean price as noted above. Valuation factors are provided by an independent pricing service provider. These valuation factors are used when pricing the Fund’s portfolio holdings to estimate market movements between the time foreign markets close and the time the Fund values such foreign securities. These valuation factors are based on inputs such as depositary receipts, indices, futures, sector indices/ETFs, exchange rates, and local exchange opening and closing prices of each security. When prices with the application of valuation factors are utilized, the value assigned to the foreign securities may not be the same as quoted or published prices of the securities on their primary markets. A security that applies a valuation factor is determined to be a Level 2 investment because the exchange-traded price has been adjusted. Valuation factors are not utilized if the independent pricing service provider is unable to provide a valuation factor or if the valuation factor falls below a predetermined threshold; in such case, the security is determined to be a Level 1 investment.

Short-term investments are comprised of cash and cash equivalents invested in short-term investment funds which are redeemable daily. The Fund sweeps available cash into the State Street Institutional U.S. Government Money Market Fund, which has elected to qualify as a “government money market fund” pursuant to Rule 2a-7 under the Investment Company Act of 1940, and has an objective to maintain a $1.00 per share net asset value. Generally, these investment types are categorized as Level 1 investments.

In the event that a security’s market quotations are not readily available or are deemed unreliable (for reasons other than because the foreign exchange on which it trades closes before the Valuation Time), the security is valued at fair value as determined by the Fund’s Pricing Committee, taking into account the relevant factors and surrounding circumstances using valuation policies and procedures approved by the Fund’s Board of Directors. A security that has been fair valued by the Fund’s Pricing Committee may be classified as Level 2 or Level 3 depending on the nature of the inputs.

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, the Fund discloses the fair value of its investments using a three-level hierarchy that classifies the inputs to valuation techniques used to measure the fair value. The hierarchy assigns Level 1, the highest level, measurements to valuations based upon unadjusted quoted prices in active markets for identical assets, Level 2 measurements to valuations based upon other significant observable inputs, including adjusted quoted prices in active markets for similar assets, and Level 3, the lowest level, measurements to valuations based upon unobservable inputs that are significant to the valuation. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability, which are based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the

Notes to Portfolio of Investments (unaudited) (continued)

July 31, 2018

circumstances. A financial instrument’s level within the fair value hierarchy is based upon the lowest level of any input that is significant to the fair value measurement. The three-level hierarchy of inputs is summarized below:

Level 1 — quoted prices in active markets for identical investments;

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk); or

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The following is a summary of the inputs used as of July 31, 2018 in valuing the Fund’s investments at fair value. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Please refer to the Portfolio of Investments for a detailed breakout of the security types:

Investments, at Value	Level 1	Level 2	Level 3	Total
Long-Term Investments
Common Stocks	96,937,675	41,742,558	—	138,680,233
Exchange-Traded Funds	3,134,772	—	—	3,134,772
Short-Term Investment	3,093,423	—	—	3,093,423
Other Financial Instruments
Assets
Forward Foreign Currency Exchange Contracts	—	13,905	—	13,905

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing transfers at the end of each period. The utilization of valuation factors may result in transfers between Level 1 and Level 2. During the period ended July 31, 2018, securities issued by Allianz SE, Alstom SA, Banco Bilbao Vizcaya Argentaria SA, Bouygues SA, BT Group PLC, China Construction Bank Corp., Class H, China Railway Construction Corp. Ltd., Class H, CRRC Corp. Ltd., Class H, Deutsche Boerse AG, Ei Towers SpA, Essity AB, Class B, Ferrovial SA, Intesa Sanpaolo SpA, Japan Airlines Co. Ltd., LaSalle Logiport REIT, Mediobanca Banca di Credito Finanziario SpA, Mitsubishi UFJ Financial Group, Inc., Mitsui Fudosan Co. Ltd., Nestle SA, Nokia OYJ, NOS SGPS SA, Samsung Electronics Co. Ltd., SK Hynix, Inc., Stora Enso OYJ, R Shares, Swedbank AB, A Shares, Symrise AG, UPM-Kymmene OYJ, Veolia Environnement SA and Vodafone Group PLC, transferred from Level 1 to Level 2 at the values of $1,062,021, $874,223, $1,321,548, $1,018,815, $622,576, $1,103,539, $879,416, $609,979, $1,410,115, $1,664,667, $1,650,957, $1,764,804, $1,251,904, $1,232,942, $1,331,209, $971,266, $1,418,843, $1,303,189, $1,466,880, $1,150,663, $1,180,865, $882,092, $827,007, $1,407,656, $917,515, $1,093,704, $1,135,124, $1,469,528 and $2,108,275, respectively, because a valuation factor was applied at July 31, 2018.

For the period ended July 31, 2018, there were no significant changes to the fair valuation methodologies.

b. Restricted Securities:

Restricted securities are privately-placed securities whose resale is restricted under U.S. securities laws. The Funds may invest in restricted securities, including unregistered securities eligible for resale without registration pursuant to Rule 144A and privately-placed securities of U.S. and non-U.S. issuers offered outside the U.S. without registration pursuant to Regulation S under the Securities Act of 1933, as amended (the “1933 Act”). Rule 144A securities may be freely traded among certain qualified institutional investors, such as the Funds, but resale of such securities in the U.S. is permitted only in limited circumstances.

c. Rights Issues and Warrants:

Rights issues give the right, normally to existing shareholders, to buy a proportional number of additional securities at a given price (generally at a discount) within a fixed period (generally a short-term period) and are offered at the company’s discretion. Warrants are securities that give the holder the right to buy common stock at a specified price for a specified period of time. Rights issues and warrants are speculative and have no value if they are not exercised before the expiration date. Rights issues and warrants are valued at the last sale price on the exchange on which they are traded.

Item 2. Controls and Procedures

(a)	The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 (17 CFR 270.30a3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

(a)	Certification of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99.302CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Aberdeen Global Dynamic Dividend Fund

By:	/s/ Christian Pittard
Christian Pittard,
Principal Executive Officer of
Aberdeen Global Dynamic Dividend Fund

Date: September 28 , 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Christian Pittard
Christian Pittard,
Principal Executive Officer of
Aberdeen Global Dynamic Dividend Fund

Date: September 28 , 2018

By:	/s/ Andrea Melia
Andrea Melia,
Principal Financial Officer of
Aberdeen Global Dynamic Dividend Fund

Date: September 28, 2018